SCHEDULE OF FAIR MARKET VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) (Parenthetical) - $ / shares	Oct. 25, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, shares authorized		300,000,000	300,000,000		300,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000		50,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	3,389,169
Common stock, par value	$ 0.109
Preferred stock, shares authorized	28,467,564
Preferred stock, par value	$ 0.543
Preferred stock returned to treasury authorized	14,085,410